UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     RH Capital Associates LLC

Address:  139 West Saddle River Road
          Saddle River, New Jersey  07458


13F File Number: 28-6196

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Robert Horwitz
Title:  Managing Member
Phone:  (201) 444-2850


Signature, Place and Date of Signing:

/s/ Robert Horwitz            Saddle River, New Jersey        August 13, 2003
-----------------------     ----------------------------    -------------------
     [Signature]                  [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  45

Form 13F Information Table Value Total: $185,874
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


RH CAPITAL ASSOCIATES
FORM 13F

                                                           Value     Shares/  Sh/   Put/   Invstmt  Other
Name of Issuer             Title of class    CUSIP         (x$1000)  Prn Amt  Prn   Call   Dscretn  Managers  Sole     Shared  None
--------------             --------------    -----         --------  -------  ---   ----   -------  --------  ----     ------  ----
4 KIDS                     COM               350865101      3701      199000  SH           Sole                 199000
ALLOY                      COM               019855105       742      115000  SH           Sole                 115000
AXCELIS                    COM               054540109      1634      267500  SH           Sole                 267500
BIOLASE TECH               COM               090911108       450       41700  SH           Sole                  41700
BRISTOL MEYERS             COM               110122108      1284       47300  SH           Sole                  47300
CABLEVISION                COM               12686C109      1425       68635  SH           Sole                  68635
CROMPTON                   COM               227116100      1822      258400  SH           Sole                 258400
EQUITY INNS                COM               294703103       427       61900  SH           Sole                  61900
FIRST CASH FINL SVCS       COM               31942D107       444       31200  SH           Sole                  31200
FOOT LOCKER                COM               344849104      4373      330000  SH           Sole                 330000
GAMESTOP                   COM               36466R101      2218      171700  SH           Sole                 171700
GERBER SCIENTIFIC          COM               373730100       948      142400  SH           Sole                 142400
HARMONY GOLD               SPONSORED ADR     413216300      1740      129200  SH           Sole                 129200
HCA                        COM               404119109      6408      200000  SH           Sole                 200000
INAMED CORP.               COM               453235103      5230       98000  SH           Sole                  98000
INFOUSA                    COM               456818301      6491      801300  SH           Sole                 801300
INTERACTIVECORP            COM               45840J107      8456      215000  SH           Sole                 215000
COLE KENNETH PRODTNS       COM               193294105      2522      129400  SH           Sole                 129400
KING PHARMACEUTICALS       COM               495582108      3134      212300  SH           Sole                 212300
LABORATORY CORP            COM               50540R409      1417       47000  SH           Sole                  47000
LIBERTY MEDIA              COM               530718105      7851      679148  SH           Sole                 679148
LOEWS                      COM               540424108      5911      125000  SH           Sole                 125000
MARVEL ENTERPRISES         COM               57383M108      1417       74200  SH           Sole                  74200
META GROUP                 COM               591002100       837      196900  SH           Sole                 196900
MICROSOFT CORP.            COM               594918104      2564      100000  SH           Sole                 100000
MOORE                      COM               615785102      3845      261900  SH           Sole                 261900
NETWORK ASSOCS             COM               640938106      1268      100000  SH           Sole                 100000
NEWMONT MINING             COM               651639106      1623       50000  SH           Sole                  50000
OMNICARE                   COM               681904108      7022      207800  SH           Sole                 207800
PARTHUSCEVA                COM               70212E106       519       63400  SH           Sole                  63400
PFIZER INC.                COM               717081103     10245      300000  SH           Sole                 300000
RALPH LAUREN               COM               731572103      6084      235900  SH           Sole                 235900
RPM INT'L                  COM               749685103      6247      454300  SH           Sole                 454300
SANGSTAT MED               COM               801003104      2544      194051  SH           Sole                 194051
SHIRE PHARM                COM               82481R106      5315      269100  SH           Sole                 269100
SILGAN HOLDINGS            COM               827048109      7070      225085  SH           Sole                 225085
SONY                       ADR NEW           835699307      2800      100000  SH           Sole                 100000
TLC VISION                 COM               872549100      1976      400000  SH           Sole                 400000
TYCO INT'L                 COM               902124106     11900      627000  SH           Sole                 627000
VITRIA TECH                COM               92849Q401      1670      295000  SH           Sole                 295000
ZOLL MEDICAL               COM               989922109       937       28200  SH           Sole                  28200
DICE INC SUB NOTE CONV 7%  CNV               27032CAB4      2613    10887000  PRN          Sole               10887000
INTERNET CAP GRP           NOTE 5.500% 12/2  46059CAA4      4916    12290000  PRN          Sole               12290000
METAMOR WORLDWIDE 2.94%    NOTE 2.940 8/1    59133PAA8      3025     7379000  PRN          Sole                7379000
PEREGRINE SYSTEMS 5.5%     CNV               71366QAC5     30809    42790000  PRN          Sole               42790000

REPORT SUMMARY                       45   DATA RECORDS    185874              0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



42255.0000 #422991